Significant events	12 Months Ended
Dec. 31, 2021
Significant events
Significant events

2.           Significant events

OMA21V and OMA21-2 GACN Notes Issuance

On April 16, 2021, GACN announces the successful completion of its issuance of Ps.3,500,000 in long-term notes in the Mexican market through two tranches issued jointly as part of a program to issue long-term (“the Issuances”). One of the tranches was placed as a Green Bond. The issuances are the following:

●	Ps.1,000,000 in 5-year Green Notes (ticker: OMA21V) at a variable rate of TIIE 28 + 75 basis points. The Green Notes pay interest every 28 days, and principal amount will be paid at maturity on April 10, 2026.

●	Ps.2,500,000 in 7-year Notes (ticker: OMA21-2) at a fixed rate of 7.83%. The notes pay interest every 182 days, and principal amount will be paid at maturity on April 7, 2028.

The proceeds were used for the early redemption of Ps.3,000,000 of 7-year debt securities that were issued on June 16, 2014, and will be used to finance eligible green projects, such as solar generation and energy efficiency projects.

Dividend payments

Pursuant to the resolutions adopted at the Annual Ordinary Stockholders’ Meeting held on April 21, 2021, the Board of Directors determined the payment of a dividend in the amount of Ps.2,000,000,000 to be paid in a single exhibition in the amount of 5.126738671 pesos per share. The payment date was December 14, 2021, upon delivery of coupon number 3.

On January 7, 2022, in accordance with the resolutions adopted by its General Ordinary and Extraordinary Shareholders’ Meeting, held on December 22, 2021, the Board of Directors with the power delegated by the Shareholders’ Meeting, determined the payment of a cash dividend of Ps.4,370,000,000 to be paid in a single installment of Ps.11.201923995 per share. The payment date was January 19, 2022, upon delivery of coupon number 4.

Tender offer

On July 7, 2021, Aerodrome Infrastructure S.à r.l. (Aerodrome), an affiliated of SETA, settled the simultaneous tender offer in Mexico and in the United States of America, for the shares of GACN fully subscribed and paid-in capital stock (the “Offer”). Consequently, Aerodrome acquired 60,155,201 series B ordinary shares, nominative and without par value, of GACN fully subscribed and paid-in capital stock, which represents 15.4% of the Company’s outstanding capital stock. As a result of the foregoing, SETA and Aerodame, indirectly own 30.1% of the Company’s outstanding capital stock.

Issuance of Treasury Stock

At the Ordinary General Shareholders’ Meeting held on June 11, 2021, the shareholders approved to carry out the issuance of 49,766,000 (forty-nine million seven hundred sixty-six thousand) unsubscribed and unpaid Series B Shares to be kept in the treasury of the Company, exclusively to cover the possible conversion of the Series BB Shares owned by SETA into Series B shares, in case of default under certain financing agreements to which SETA and Aerodrome are parties. Neither such issuance nor its potential conversion will result in any dilution to GACN’s shareholders.